DEFERRED REVENUE (Details) - USD ($)	May 31, 2022	Nov. 30, 2021
Film distribution	$ 956,828	$ 179,196
Streaming subscriptions	6,565	4,798
Deferred Revenue	$ 963,393	$ 183,994